$$/BREAK/SECTION=TXD/ELEMENT=1
/NOPRE/NOPOST/NOFOLIO/$$END

                        COLUMBIA FEDERAL SECURITIES FUND
                                  (the "Fund")
                 Supplement to Prospectuses dated January 1, 2004
                   (Replacing Supplement dated March 15, 2004)

1. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. Each Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage each Fund. See "Fund Policy on Trading of Fund Shares" for each Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

2. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. A Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on each Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

3. The following language replaces the "Derivative Strategies" disclosure under the heading "Other Investment Strategies and Risks":

The Fund may enter into a number of derivative strategies, including those that employ futures and options, swap contracts and inverse floaters, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values

$$/BREAK/$$END

depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

760-36/786S-0904                                              September 10, 2004

$$/BREAK/SECTION=TXT/ELEMENT=1
/NOPRE/NOPOST/NOFOLIO/$$END

                              COLUMBIA LIBERTY FUND
                                  (the "Fund")
                 Supplement to Prospectuses dated February 1, 2004
                             Class A, B and C Shares
                   (Replacing Supplements dated June 25, 2004)

     1. The following disclosure is added under the heading "Principal Investment Strategies":

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed-income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

     2. The following disclosure is added under the heading "Principal Investment Risks":

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Statement of Additional Information.

     3. Effective July 1, 2004, similar language under the heading "Sales Charge" was replaced in its entirety with the following:

Purchases of less than $250,000:

--------------------------------------------------------------------------------
Class B Sales Charges
--------------------------------------------------------------------------------

                                                                 % deducted when
Holding period after purchase                                    shares are sold
-----------------------------                                    ---------------
Through first year                                                    5.00
Through second year                                                   4.00
Through third year                                                    3.00
Through fourth year                                                   3.00
Through fifth year                                                    2.00
Through sixth year                                                    1.00
Longer than six years                                                 0.00

Commission to financial advisors is 4.00%.

$$/BREAK/$$END

     4. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. Each Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage each Fund. See "Fund Policy on Trading of Fund Shares" for each Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

     5. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. A Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on each Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

     6. The section entitled "Portfolio Managers" under the heading "Managing the Fund" is revised in its entirety as follows:

Harvey B. Hirschhorn, an executive vice president of Columbia Management Advisors, Inc. (Columbia Management), is the lead manager of the Fund and has co-managed the Fund since August, 2000. Mr. Hirschhorn has been associated with Columbia Management or its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large cap growth stocks   Alexander S. Macmillan and Paul J. Berlinguet
Large cap value stocks    Brian J. Cunningham, Gregory M. Miller and
                          Richard Dahlberg

$$/BREAK/$$END

Foreign securities        NIMNAI (Sub-Advisor)
Investment grade bonds    Mark E. Newlin and Todd J. Mick

Alexander S. Macmillan, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.

Paul J. Berlinguet, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

Brian J. Cunningham, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

Gregory M. Miller, a senior vice president of Columbia Management, is a co-manager of the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1985.

Richard Dahlberg, a senior portfolio manager and head of Columbia Management's Large-Cap Value Team, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. September, 1998 to November, 2001.

Mark E. Newlin, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed the Fund since May, 2004. Mr. Newlin has been associated with Columbia Management since August, 2003. Prior to joining Columbia Management in August, 2003, Mr. Newlin was director of fixed income at Harris Investment Management from March, 1994 to March, 2003.

Todd J. Mick, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed the Fund since May, 2004. Mr. Mick has been associated with Columbia Management since August, 2000. Prior to joining Columbia Management in August, 2000, Mr. Mick was an investment officer with The Northern Trust Company from 1993 to 2000.

7. The disclosure titled "Derivative Strategies" under the heading "Other Investment Strategies and Risks" is deleted in its entirety.


721-36/788S-0904                                              September 10, 2004

$$/BREAK/SECTION=TXU/ELEMENT=1
/NOPRE/NOPOST/NOFOLIO/$$END

                              COLUMBIA LIBERTY FUND
                                  (the "Fund")
                Supplement to Prospectuses dated February 1, 2004
                                 Class Z Shares
          (Replacing Supplements dated March 15, 2004 and May 17, 2004)


1. The following disclosure is added under the heading "Principal Investment Strategies":

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

2. The following disclosure is added under the heading "Principal Investment Risks":

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Statement of Additional Information.

3. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

4. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. A Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on each Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

5. The section entitled "Portfolio Managers" under the heading "Managing the Fund" is revised in its entirety as follows:

Harvey B. Hirschhorn, an executive vice president of Columbia Management Advisors, Inc. (Columbia Management), is the lead manager of the Fund and has co-managed the Fund since August, 2000. Mr. Hirschhorn has been associated with Columbia Management or its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

   Large cap growth stocks          Alexander S. Macmillan and
                                    Paul J. Berlinguet
   Large cap value stocks           Brian J. Cunningham, Gregory M. Miller and
                                    Richard Dahlberg
   Foreign securities               NIMNAI (Sub-Advisor)
   Investment grade bonds           Mark E. Newlin and Todd J. Mick

Alexander S. Macmillan, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.

Paul J. Berlinguet, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

Brian J. Cunningham, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

Gregory M. Miller, a senior vice president of Columbia Management, is a co-manager of the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1985.

Richard Dahlberg, a senior portfolio manager and head of Columbia Management's Large-Cap Value Team, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. September, 1998 to November, 2001.

Mark E. Newlin, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed the Fund since May, 2004. Mr. Newlin has been associated with Columbia Management since August, 2003. Prior to joining Columbia Management in August, 2003, Mr. Newlin was director of fixed income at Harris Investment Management from March, 1994 to March, 2003.

Todd J. Mick, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed the Fund since May, 2004. Mr. Mick has been associated with Columbia Management since August, 2000. Prior to joining Columbia Management in August, 2000, Mr. Mick was an investment officer with The Northern Trust Company from 1993 to 2000.

6. The disclosure titled "Derivative Strategies" under the heading "Other Investment Strategies and Risks" is deleted in its entirety.



721-36/789S-0904                                              September 10, 2004

$$/BREAK/SECTION=TXE/ELEMENT=1
/NOPRE/NOPOST/NOFOLIO/$$END

                        COLUMBIA FEDERAL SECURITIES FUND
                                  (the "Fund")
   Supplement to Statements of Additional Information dated January 1, 2004

     1. The following investment policy is added to the list in the section "Investment Goals and Policies" in Part I of the Statement of Additional Information:

Swap Agreements (Swaps, Caps, Collars and Floors)

760-35/787S-0904                                              September 10, 2004

$$/BREAK/SECTION=TXV/ELEMENT=1
/NOPRE/NOPOST/NOFOLIO/$$END

                              COLUMBIA LIBERTY FUND
                                  (the "Fund")
  Supplement to Statements of Additional Information dated February 1, 2004

     1. The following investment policy is added to the list in the section "Investment Goals and Policies" in Part I of the Statement of Additional Information:

Swap Agreements (Swaps, Caps, Collars and Floors) (Liberty Fund only)

721-35/790S-0904                                              September 10, 2004